Income Tax (Benefits) Expenses - Per Share Effect of Tax Holidays (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net income per share effect – basic	¥ 0.22	¥ 0.53	¥ 0.12
Net income per share effect – diluted	¥ 0.20	¥ 0.41	¥ 0.12